Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of detailed information about borrowings
Terms and conditions of outstanding borrowings as of 30 June 2025 and 2024 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2025 £’000	2024 £’000
Revolving Credit Facility	SONIA/ EURIBOR/SOFR + variable margin (1.00% - 1.65%)	2028(1)	£180,943	£144,754
(1)Of the £350 million facility, £95 million will mature on February 8, 2027, and the remaining £255 million will mature on February 8, 2028.